1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

January 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.9%

AUSTRALIA – 3.3%
ANZ Group Holdings Ltd.	41,409	$730,636
Aristocrat Leisure Ltd.	10,991	316,877
BHP Group Ltd.	67,354	2,060,631
BlueScope Steel Ltd.	9,996	152,622
Brambles Ltd.	27,684	263,960
Coles Group Ltd.	21,720	225,397
Commonwealth Bank of Australia	21,333	1,626,736
Fortescue Ltd.	25,901	500,582
Goodman Group	31,327	520,002
Insurance Australia Group Ltd.	51,761	203,184
Macquarie Group Ltd.	6,072	749,221
Mineral Resources Ltd.	3,454	133,217
Mirvac Group	148,917	209,288
National Australia Bank Ltd.	41,194	868,798
Northern Star Resources Ltd.	32,474	278,556
Pilbara Minerals Ltd.	39,931	90,949
Ramsay Health Care Ltd.	4,317	143,923
REA Group Ltd.	2,863	341,461
Rio Tinto Ltd.	6,259	538,571
Rio Tinto PLC	54,515	3,773,498
SEEK Ltd.	17,639	290,784
Stockland	78,957	233,169
Suncorp Group Ltd.	29,849	274,746
Telstra Group Ltd.	74,785	197,233
Transurban Group	48,112	422,675
Wesfarmers Ltd.	14,927	565,091
Westpac Banking Corp.	48,599	762,403
Woolworths Group Ltd.	17,919	420,827

TOTAL AUSTRALIA		$16,895,037

AUSTRIA – 1.2%
BAWAG Group AG*	49,669	2,557,286
Erste Group Bank AG	47,882	2,062,680
Wienerberger AG	45,328	1,536,075

TOTAL AUSTRIA		$6,156,041

BELGIUM – 0.7%
KBC Group NV	28,227	1,841,292
UCB SA	21,154	1,989,866

TOTAL BELGIUM		$3,831,158

BRAZIL – 1.8%
Atacadao SA	702,500	1,484,574
Banco BTG Pactual SA	174,429	1,270,265
Cyrela Brazil Realty SA Empreendimentos e Participacoes	275,300	1,245,807
Localiza Rent a Car SA	128,109	1,406,917
Rede D’Or Sao Luiz SA	227,700	1,241,357
Vale SA	138,300	1,897,912

Description	Number of Shares	Value

Wheaton Precious Metals Corp.	14,708	$689,316

TOTAL BRAZIL		$9,236,148

CANADA – 6.4%
Agnico Eagle Mines Ltd.	4,076	200,336
Alimentation Couche-Tard, Inc.	12,679	742,944
AltaGas Ltd.	9,765	203,006
ARC Resources Ltd.	20,358	316,170
Bank of Montreal	10,282	968,509
Bank of Nova Scotia (The)	72,758	3,402,354
Brookfield Asset Management Ltd., Class A	7,860	316,049
CAE, Inc.*	6,691	133,974
Canadian Imperial Bank of Commerce	14,030	634,061
Canadian National Railway Co.	8,069	1,000,965
Canadian Natural Resources Ltd.	18,179	1,163,391
Canadian Pacific Kansas City Ltd.	12,005	966,061
Cenovus Energy, Inc.	12,297	199,211
CGI, Inc.*	3,691	413,342
Constellation Software, Inc.	216	596,992
Dollarama, Inc.	5,048	370,476
Enbridge, Inc.	95,712	3,398,632
Fortis, Inc.	12,464	500,062
Franco-Nevada Corp.	2,590	280,220
GFL Environmental, Inc.	4,375	148,648
Gildan Activewear, Inc.	5,537	182,858
iA Financial Corp., Inc.	3,022	205,445
Imperial Oil Ltd.	4,613	266,085
Ivanhoe Mines Ltd., Class A*	19,205	201,556
Keyera Corp.	8,634	208,842
Loblaw Cos. Ltd.	3,238	323,571
Magna International, Inc.	5,853	332,647
Manulife Financial Corp.	33,994	751,461
National Bank of Canada	3,885	297,144
Nutrien Ltd.	5,455	272,010
Onex Corp.	4,664	344,375
Open Text Corp.	6,939	302,602
Parex Resources, Inc.	108,014	1,788,383
Pembina Pipeline Corp.	15,541	535,315
Power Corp. of Canada	6,259	182,447
Restaurant Brands International, Inc.	4,832	377,194
RioCan REIT	16,836	229,038
Rogers Communications, Inc., Class B	6,097	284,794
Royal Bank of Canada	45,385	4,429,295
Saputo, Inc.	5,963	122,946
Shopify, Inc., Class A*	15,643	1,252,301
Sun Life Financial, Inc.	9,281	481,084
Suncor Energy, Inc.	10,097	334,351
TC Energy Corp.	16,766	661,437
Thomson Reuters Corp.	2,391	354,991
Toronto-Dominion Bank (The)	23,139	1,405,602
Tourmaline Oil Corp.	8,029	347,150

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

WSP Global, Inc.	1,511	$221,978

TOTAL CANADA		$32,652,305

CAYMAN ISLANDS – 0.3%
Patria Investments Ltd.	100,893	1,439,743

CHINA – 5.9%
Alibaba Group Holding Ltd.	45,928	411,927
Alibaba Group Holding Ltd., ADR	39,954	2,883,480
China Pacific Insurance Group Co. Ltd., Class H	178,400	328,251
Fuyao Glass Industry Group Co. Ltd., Class H	97,600	441,241
Fuyao Glass Industry Group Co. Ltd., Class A	247,200	1,310,251
Kanzhun Ltd., ADR	81,298	1,130,855
KE Holdings, Inc., ADR	52,477	743,599
Kunlun Energy Co. Ltd.	682,000	611,002
Kweichow Moutai Co. Ltd., Class A	5,800	1,296,408
Meituan, Class B*	156,260	1,256,835
Midea Group Co. Ltd., Class A	233,300	1,890,747
NetEase, Inc., ADR	24,451	2,387,396
NetEase, Inc.	14,100	274,077
PICC Property & Casualty Co. Ltd., Class H	3,406,000	4,236,606
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,228,400	784,705
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	222,800	525,963
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	38,900	1,454,297
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	34,200	350,381
Tencent Holdings Ltd.	155,417	5,394,729
Tsingtao Brewery Co. Ltd., Class H	84,000	479,364
Will Semiconductor Co. Ltd. Shanghai, Class A	64,440	774,237
Xinyi Glass Holdings Ltd.	113,142	93,798
Zai Lab Ltd., ADR*	16,745	361,190
ZTO Express Cayman, Inc., ADR	19,491	318,873
ZTO Express Cayman, Inc.	27,550	447,687

TOTAL CHINA		$30,187,899

DENMARK – 0.9%
Novo Nordisk A/S, Class B	31,208	3,567,214
Scandinavian Tobacco Group A/S	62,833	1,128,734

TOTAL DENMARK		$4,695,948

FINLAND – 0.4%
Wartsila OYJ Abp	141,098	2,081,415

FRANCE – 7.9%
AXA SA	166,649	5,593,629
Bureau Veritas SA	190,831	5,075,895
Capgemini SE	7,370	1,638,508
Cie de Saint-Gobain SA	32,473	2,296,054
Cie Generale des Etablissements Michelin SCA	52,656	1,748,320
Elis SA	85,004	1,868,972
Engie SA	201,718	3,221,936
LVMH Moet Hennessy Louis Vuitton SE	2,634	2,191,643
Pernod Ricard SA	12,363	2,027,353
Publicis Groupe SA	20,830	2,087,032
Technip Energies NV	73,116	1,513,543

Description	Number of Shares	Value

Thales SA	11,837	$1,731,210
TotalEnergies SE	77,393	5,020,915
Veolia Environnement SA	65,378	2,130,266
Vinci SA	18,944	2,393,050

TOTAL FRANCE		$40,538,326

GERMANY – 4.6%
Brenntag SE	73,492	6,497,430
Daimler Truck Holding AG	36,855	1,317,093
Hensoldt AG	35,477	1,065,051
Jenoptik AG	30,575	954,833
Rheinmetall AG	5,848	2,047,799
SAP SE	10,029	1,737,490
Siemens AG	19,783	3,541,629
Talanx AG	58,097	4,076,143
United Internet AG	79,880	2,093,850

TOTAL GERMANY		$23,331,318

GREECE – 0.5%
Hellenic Telecommunications Organization SA	117,042	1,625,112
Piraeus Financial Holdings SA*	184,938	748,948

TOTAL GREECE		$2,374,060

HONG KONG – 1.6%
AIA Group Ltd.	499,705	3,918,896
CK Asset Holdings Ltd.	51,190	230,987
Hong Kong & China Gas Co. Ltd.	356,143	253,441
Hong Kong Exchanges & Clearing Ltd.	37,806	1,146,233
Jardine Matheson Holdings Ltd.	3,454	138,692
Link REIT	49,824	249,902
Prudential PLC	145,426	1,493,898
Sun Hung Kai Properties Ltd.	23,128	215,863
Techtronic Industries Co. Ltd.	28,054	297,964
Wharf Real Estate Investment Co. Ltd.	42,534	124,618

TOTAL HONG KONG		$8,070,494

HUNGARY – 0.6%
MOL Hungarian Oil & Gas PLC	121,598	995,441
OTP Bank Nyrt	47,438	2,198,075

TOTAL HUNGARY		$3,193,516

INDIA – 0.7%
HDFC Bank Ltd., ADR	14,802	821,363
ICICI Bank Ltd., ADR	96,520	2,355,088
Infosys Ltd., ADR	28,746	570,896

TOTAL INDIA		$3,747,347

INDONESIA – 0.7%
Bank Central Asia Tbk PT	2,688,600	1,626,674
Bank Mandiri Persero Tbk PT	2,449,100	1,031,110
Telkom Indonesia Persero Tbk PT	3,632,000	911,003

TOTAL INDONESIA		$3,568,787

IRELAND – 0.7%
AIB Group PLC	350,582	1,539,905
Smurfit Kappa Group PLC	53,540	1,995,157

TOTAL IRELAND		$3,535,062

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

ISRAEL – 0.2%
Bank Hapoalim BM	30,590	$260,257
Bank Leumi Le-Israel BM	41,848	317,843
Check Point Software Technologies Ltd.*	2,158	342,971
Nice Ltd.*	1,090	226,155

TOTAL ISRAEL		$1,147,226

ITALY – 0.6%
FinecoBank Banca Fineco SpA	220,955	3,185,811

JAPAN – 13.8%
77 Bank Ltd. (The)	5,200	125,077
ABC-Mart, Inc.	18,900	327,547
ADEKA Corp.	26,600	520,474
ARE Holdings, Inc.	33,300	463,690
Asahi Group Holdings Ltd.	10,215	379,671
ASKUL Corp.	42,400	573,106
Astellas Pharma, Inc.	197,285	2,296,887
BIPROGY Inc	18,948	554,768
BML, Inc.	13,200	255,112
Canon Marketing Japan, Inc.	19,682	598,827
Casio Computer Co. Ltd.	32,700	281,950
Chugai Pharmaceutical Co. Ltd.	18,290	657,895
Dai-ichi Life Holdings, Inc.	41,000	899,243
Daiichi Sankyo Co. Ltd.	38,621	1,156,276
Daito Trust Construction Co. Ltd.	5,100	580,128
dip Corp.	6,800	116,799
Ebara Corp.	5,050	316,267
en Japan, Inc.	30,900	571,077
Fuji Corp.	35,300	598,105
Fuso Chemical Co. Ltd.	22,798	641,991
Future Corp.	76,300	905,578
Hakuhodo DY Holdings, Inc.	32,400	248,872
Hikari Tsushin, Inc.	3,530	615,102
Hitachi Ltd.	13,215	1,038,043
Honda Motor Co. Ltd.	87,399	976,952
Isuzu Motors Ltd.	294,128	4,013,361
ITOCHU Corp.	11,940	541,886
Japan Post Holdings Co. Ltd.	21,500	205,813
Japan Steel Works Ltd. (The)	12,300	202,433
JGC Holdings Corp.	40,308	472,146
Kamigumi Co. Ltd.	10,400	239,260
KDDI Corp.	125,392	4,154,871
Keyence Corp.	2,772	1,240,187
KH Neochem Co. Ltd.	33,874	527,881
Kirin Holdings Co. Ltd.	54,500	783,381
Koa Corp.	22,309	228,270
Kokuyo Co. Ltd.	17,900	288,271
Kyowa Kirin Co. Ltd.	34,800	548,169
LaSalle Logiport REIT	629	636,957
Lintec Corp.	20,200	382,564
Marui Group Co. Ltd.	33,500	553,928
Mebuki Financial Group, Inc.	109,000	326,258
MEITEC Group Holdings, Inc.	21,700	429,298
Mitsubishi Corp.	75,228	1,296,551
Mitsubishi Estate Co. Ltd.	51,120	708,315
Mitsubishi Gas Chemical Co., Inc.	39,474	644,645
Mitsubishi UFJ Financial Group, Inc.	537,865	5,037,940

Description	Number of Shares	Value
MS&AD Insurance Group Holdings, Inc.	10,403	$429,589
NET One Systems Co. Ltd.	41,800	679,631
Nikon Corp.	52,400	534,770
Nippon Shinyaku Co. Ltd.	13,700	483,993
Nippon Telegraph & Telephone Corp.	650,798	817,243
Nippon Television Holdings, Inc.	9,400	109,667
NOF Corp.	500	22,582
OKUMA Corp.	6,400	287,962
Open Up Group, Inc.	36,200	560,722
Optorun Co. Ltd.	21,320	246,354
OSG Corp.	30,000	408,250
Recruit Holdings Co. Ltd.	20,547	811,580
Rohm Co. Ltd.	38,808	669,796
Roland Corp.	9,000	299,015
San-In Godo Bank Ltd. (The)	56,400	397,737
Sankyu, Inc.	9,700	362,608
Sega Sammy Holdings, Inc.	38,394	565,068
Sekisui Chemical Co. Ltd.	36,208	516,961
Sekisui House Ltd.	20,799	469,521
Shimamura Co. Ltd.	3,800	416,892
Shin-Etsu Chemical Co. Ltd.	44,578	1,754,688
Shionogi & Co. Ltd.	10,399	499,115
Sompo Holdings, Inc.	8,200	425,182
Sony Group Corp.	32,756	3,212,328
Square Enix Holdings Co. Ltd.	11,600	453,285
Sumitomo Mitsui Financial Group, Inc.	18,094	941,130
Sumitomo Mitsui Trust Holdings, Inc.	43,476	890,965
Suzuki Motor Corp.	17,830	800,900
T&D Holdings, Inc.	24,800	410,657
THK Co. Ltd.	19,379	372,593
Tokio Marine Holdings, Inc.	110,691	2,918,637
Tokyo Electron Ltd.	15,439	2,865,053
Toyota Motor Corp.	151,074	3,016,619
Ushio, Inc.	48,600	680,850
Yamaha Corp.	3,600	79,166
Yamaha Motor Co. Ltd.	295,536	2,793,333
Yamato Holdings Co. Ltd.	16,800	290,412
Yamato Kogyo Co. Ltd.	5,168	286,068

TOTAL JAPAN		$70,942,744

KAZAKHSTAN – 0.2%
Kaspi.KZ JSC	13,629	1,250,284

MACAO – 0.3%
Galaxy Entertainment Group Ltd.	52,843	274,249
Sands China Ltd.*	495,600	1,300,837

TOTAL MACAO		$1,575,086

MALAYSIA – 0.3%
Malayan Banking Bhd	759,600	1,485,777

MEXICO – 0.5%
Corp Inmobiliaria Vesta SAB de CV, ADR	34,427	1,305,472
Grupo Financiero Banorte SAB de CV, Class O	105,300	1,070,711

TOTAL MEXICO		$2,376,183

NETHERLANDS – 2.4%
ASML Holding NV	3,878	3,364,507
Heineken NV	18,228	1,833,654

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

ING Groep NV	151,255	$2,149,102
Koninklijke KPN NV	528,324	1,797,222
Koninklijke Philips NV*	62,520	1,322,645
Wolters Kluwer NV	10,908	1,608,026

TOTAL NETHERLANDS		$12,075,156

NEW ZEALAND – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	16,911	244,240
Xero Ltd.*	3,885	278,083

TOTAL NEW ZEALAND		$522,323

NORWAY – 1.1%
DNB Bank ASA	100,165	1,947,181
Equinor ASA	127,565	3,650,539

TOTAL NORWAY		$5,597,720

PERU – 0.3%
Credicorp Ltd.	10,099	1,498,995

PHILIPPINES – 0.2%
Ayala Land, Inc.	1,605,300	970,093

PORTUGAL – 0.3%
Jeronimo Martins SGPS SA	72,945	1,659,012

SINGAPORE – 0.4%
CapitaLand Ascendas REIT	185,320	401,631
DBS Group Holdings Ltd.	28,276	669,725
Keppel Ltd.	50,292	267,240
Oversea-Chinese Banking Corp. Ltd.	59,789	571,904
Singapore Telecommunications Ltd.	191,454	341,658

TOTAL SINGAPORE		$2,252,158

SOUTH AFRICA – 1.5%
Anglo American Platinum Ltd.	7,231	306,134
Anglo American PLC	149,817	3,571,290
Naspers Ltd., Class N	22,886	3,838,532

TOTAL SOUTH AFRICA		$7,715,956

SOUTH KOREA – 3.1%
BGF retail Co. Ltd.*	5,240	554,590
Coupang, Inc.*	124,173	1,738,422
Hanon Systems	156,766	731,671
Samsung Electronics Co. Ltd.	142,207	7,727,079
Samsung Engineering Co. Ltd.*	32,827	547,538
SK Hynix, Inc.	33,060	3,310,651
SK Telecom Co. Ltd.	30,915	1,162,362

TOTAL SOUTH KOREA		$15,772,313

SPAIN – 2.0%
Bankinter SA	218,381	1,348,310
Iberdola I-24*	3,601	43,362
Iberdrola SA	208,869	2,514,984
Industria de Diseno Textil SA	118,658	5,073,504
Laboratorios Farmaceuticos Rovi SA	19,212	1,325,101

TOTAL SPAIN		$10,305,261

SWEDEN – 1.2%
AAK AB	64,969	1,464,278
Alfa Laval AB	43,145	1,583,112

Description	Number of Shares	Value

Trelleborg AB, Class B	45,695	$1,390,828
Volvo AB, Class B	77,249	1,851,298

TOTAL SWEDEN		$6,289,516

SWITZERLAND – 4.3%
ABB Ltd.	44,599	1,887,066
Alcon, Inc.	21,880	1,647,017
DSM-Firmenich AG	17,711	1,872,593
Novartis AG	107,714	11,139,114
UBS Group AG	181,263	5,425,677

TOTAL SWITZERLAND		$21,971,467

TAIWAN – 4.7%
Advantech Co. Ltd.	135,000	1,455,194
ASPEED Technology, Inc.	16,700	1,640,270
China Development Financial Holding Corp.*	2,121,000	814,289
Realtek Semiconductor Corp.	192,000	2,873,357
Taiwan Semiconductor Manufacturing Co.
Ltd.	632,000	12,651,692
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	24,316	2,746,735
Unimicron Technology Corp.	307,000	1,722,356

TOTAL TAIWAN		$23,903,893

THAILAND – 0.9%
Central Pattana PCL	504,500	919,681
Kasikornbank PCL	654,000	2,192,419
PTT Exploration & Production PCL	382,400	1,611,092

TOTAL THAILAND		$4,723,192

TURKEY – 0.2%
KOC Holding AS	177,965	939,913

UNITED ARAB EMIRATES – 1.4%
Abu Dhabi Islamic Bank PJSC	1,307,210	3,989,761
ADNOC Drilling Co. PJSC	289,417	288,996
Americana Restaurants International PLC	2,423,798	2,050,767
Burjeel Holdings PLC	1,208,482	1,022,480

TOTAL UNITED ARAB EMIRATES		$7,352,004

UNITED KINGDOM – 9.6%
AstraZeneca PLC	17,598	2,333,087
Babcock International Group PLC	446,895	2,554,115
BAE Systems PLC	368,304	5,486,430
Beazley PLC	186,195	1,281,686
British American Tobacco PLC	64,556	1,903,344
Bunzl PLC	52,343	2,127,208
CK Hutchison Holdings Ltd.	54,825	283,161
Genuit Group PLC	127,097	679,702
HSBC Holdings PLC	271,823	2,122,313
John Wood Group PLC*	840,200	1,665,729
National Grid PLC	240,157	3,198,676
Next PLC	19,363	2,067,126
QinetiQ Group PLC	430,556	1,944,488
Reckitt Benckiser Group PLC	59,955	4,334,799
Rotork PLC	528,487	2,083,353
RS Group PLC	329,265	3,262,676
Smith & Nephew PLC	177,198	2,478,114
Smiths Group PLC	78,376	1,606,209

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Standard Chartered PLC	219,581	$1,659,493
Tate & Lyle PLC	241,736	1,907,507
Tesco PLC	467,780	1,695,057
Unilever PLC	54,419	2,648,042

TOTAL UNITED KINGDOM		$49,322,315

UNITED STATES – 4.1%
CRH PLC	24,899	1,786,752
CSL Ltd.	5,971	1,172,570
GSK PLC	142,308	2,814,530
Haleon PLC	428,929	1,742,209
James Hardie Industries PLC, CDI*	9,265	348,090
Nestle SA	25,570	2,913,717
Philip Morris International, Inc.	36,536	3,319,296
QIAGEN NV*	40,759	1,768,420
Roche Holding AG	12,914	3,676,827
Roche Holding AG	307	92,999
Schlumberger NV	29,692	1,446,000

TOTAL UNITED STATES		$21,081,410

TOTAL COMMON STOCKS (Cost $405,566,526)		$471,450,412

EXCHANGE-TRADED FUNDS – 4.0% iShares MSCI India ETF	402,000	20,055,780
Next Funds Topix ETF	14,550	261,780

Description	Number of Shares	Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,347,065)		$20,317,560

PREFERRED STOCK – 0.3%

CHILE – 0.3%
Embotelladora Andina SA, 7.28%	577,190	$1,470,599

TOTAL PREFERRED STOCK (Cost $1,259,044)		$1,470,599

RIGHTS – 0.0%**

BRAZIL – 0.0%**
Localiza Rent a Car SA, Expire 02/06/24*	466	940

TOTAL RIGHTS (Cost $0)		$940

MONEY MARKET FUND – 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	12,943,388	12,943,388

TOTAL MONEY MARKET FUND (Cost $12,943,388)		$12,943,388

TOTAL INVESTMENTS – 98.7% (Cost $438,116,023)		$506,182,899
OTHER ASSETS LESS LIABILITIES – 1.3%		6,897,163

TOTAL NET ASSETS – 100.0%		$513,080,062

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$16,895,037	$—	$16,895,037

Austria	—	6,156,041	—	6,156,041

Belgium	—	3,831,158	—	3,831,158

Brazil	9,236,148	—	—	9,236,148

Canada	32,652,305	—	—	32,652,305

Cayman Islands	1,439,743	—	—	1,439,743

China	7,825,393	22,362,506	—	30,187,899

Denmark	—	4,695,948	—	4,695,948

Finland	—	2,081,415	—	2,081,415

France	—	40,538,326	—	40,538,326

Germany	—	23,331,318	—	23,331,318

Greece	—	2,374,060	—	2,374,060

Hong Kong	—	8,070,494	—	8,070,494

Hungary	—	3,193,516	—	3,193,516

India	3,747,347	—	—	3,747,347

Indonesia	—	3,568,787	—	3,568,787

Ireland	—	3,535,062	—	3,535,062

Israel	342,971	804,255	—	1,147,226

Italy	—	3,185,811	—	3,185,811

Japan	116,799	70,825,945	—	70,942,744

Kazakhstan	—	1,250,284	—	1,250,284

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Macao	$—	$1,575,086	$—	$1,575,086

Malaysia	—	1,485,777	—	1,485,777

Mexico	2,376,183	—	—	2,376,183

Netherlands	—	12,075,156	—	12,075,156

New Zealand	—	522,323	—	522,323

Norway	—	5,597,720	—	5,597,720

Peru	1,498,995	—	—	1,498,995

Philippines	—	970,093	—	970,093

Portugal	—	1,659,012	—	1,659,012

Singapore	—	2,252,158	—	2,252,158

South Africa	—	7,715,956	—	7,715,956

South Korea	1,738,422	14,033,891	—	15,772,313

Spain	—	10,305,261	—	10,305,261

Sweden	—	6,289,516	—	6,289,516

Switzerland	—	21,971,467	—	21,971,467

Taiwan	2,746,735	21,157,158	—	23,903,893

Thailand	—	4,723,192	—	4,723,192

Turkey	—	939,913	—	939,913

United Arab Emirates	—	7,352,004	—	7,352,004

United Kingdom	—	49,322,315	—	49,322,315

United States	6,552,048	14,529,362	—	21,081,410

Exchange-Traded Funds	20,317,560	—	—	20,317,560

Preferred Stock

Chile	1,470,599	—	—	1,470,599

Rights

Brazil	940	—	—	940

Money Market Fund	12,943,388	—	—	12,943,388

Total Investments in Securities	$105,005,576	$401,177,323	$—	$506,182,899

Other Financial Instruments!

Financial Futures Contracts	$282,409	$—	$—	$282,409

Total Assets - Other Financial Instruments	$282,409	$—	$—	$282,409

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.
*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

At January 31, 2024, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index MAR24	March 2024	105	$12,879,840	$13,162,249	$282,409	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$282,409	$—

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)